Variable Interest Entity (Details Narrative)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 CNY (¥)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CNY (¥)
Net income/loss	$ (186,803)	$ (80,704)	$ 353,876
First Installment [Member]
Advanced amount in acquisition						$ 5,400,000
First Installment [Member] | RMB [Member]
Advanced amount in acquisition | ¥							¥ 38,000,000
Second Installment [Member]
Advanced amount in acquisition				$ 5,400,000
Second Installment [Member] | RMB [Member]
Advanced amount in acquisition | ¥					¥ 38,000,000